Income Taxes - Reconciliation Losses Before Tax, US and Foreign Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of losses from continuing operations before income taxes between U.S. and foreign jurisdictions
U.S.	$ (247,938)	$ (92,175)	$ (113,612)
Foreign	(42,077)	10,977	(30,091)
Total	$ (290,015)	$ (81,198)	$ (143,703)